Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,448,849
Ending balance	4,626,063	¥ 4,448,849
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,700,511	5,218,446
Additions	2,244,893	2,038,734
Sales or disposal	(1,914,083)	(1,721,471)
Exchange differences on translating foreign operations	(127,747)	164,802
Other
Ending balance	5,903,574	5,700,511
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,251,662)	(1,130,313)
Depreciation	(819,705)	(781,082)
Sales or disposal	801,133	704,691
Exchange differences on translating foreign operations	28,760	(32,242)
Other	(36,037)	(12,716)
Ending balance	¥ (1,277,511)	¥ (1,251,662)